UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

LARGE CAP VALUE PORTFOLIO

(FORMERLY KNOWN AS LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO)

FORM N-Q

MARCH 31, 2010

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 15.8%
Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	77,440	$5,166,797

Media - 10.8%
DISH Network Corp., Class A Shares	242,180	5,042,188
News Corp., Class A Shares	403,130	5,809,103
Scripps Networks Interactive, Class A Shares	64,580	2,864,123
SES Global SA, FDR	166,320	4,199,648
Time Warner Cable Inc.	74,447	3,968,770
Time Warner Inc.	199,556	6,240,116

Total Media		28,123,948

Multiline Retail - 1.2%
Target Corp.	59,600	3,134,960

Specialty Retail - 1.8%
Home Depot Inc.	150,020	4,853,147

TOTAL CONSUMER DISCRETIONARY		41,278,852

CONSUMER STAPLES - 13.2%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	80,550	2,944,908
Wal-Mart Stores Inc.	93,310	5,188,036

Total Food & Staples Retailing		8,132,944

Food Products - 1.4%
Unilever PLC, ADR	119,330	3,493,982

Household Products - 3.8%
Kimberly-Clark Corp.	117,570	7,392,802
Procter & Gamble Co.	40,940	2,590,274

Total Household Products		9,983,076

Tobacco - 4.9%
Altria Group Inc.	116,920	2,399,198
Lorillard Inc.	38,650	2,908,026
Philip Morris International Inc.	144,230	7,523,037

Total Tobacco		12,830,261

TOTAL CONSUMER STAPLES		34,440,263

ENERGY - 13.9%
Energy Equipment & Services - 2.8%
Halliburton Co.	143,510	4,323,956
Transocean Ltd.	33,166	2,864,879	*

Total Energy Equipment & Services		7,188,835

Oil, Gas & Consumable Fuels - 11.1%
Devon Energy Corp.	37,910	2,442,541
El Paso Corp.	517,420	5,608,833
Exxon Mobil Corp.	81,230	5,440,785
Royal Dutch Shell PLC, ADR	56,730	3,282,398
Suncor Energy Inc.	126,094	4,103,099
Total SA, ADR	139,550	8,096,691

Total Oil, Gas & Consumable Fuels		28,974,347

TOTAL ENERGY		36,163,182

FINANCIALS - 24.0%
Capital Markets - 3.0%
Bank of New York Mellon Corp.	82,820	2,557,482
Morgan Stanley	89,280	2,615,011
State Street Corp.	62,160	2,805,902

Total Capital Markets		7,978,395

Commercial Banks - 3.9%
Wells Fargo & Co.	324,820	10,108,398

Consumer Finance - 2.4%
American Express Co.	103,450	4,268,347
Capital One Financial Corp.	47,123	1,951,364

Total Consumer Finance		6,219,711

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2010

SECURITY	SHARES	VALUE
Diversified Financial Services - 7.2%
Bank of America Corp.	513,550	$9,166,868
JPMorgan Chase & Co.	213,890	9,571,577

Total Diversified Financial Services		18,738,445

Insurance - 7.5%
Chubb Corp.	61,610	3,194,478
Loews Corp.	143,550	5,351,544
Marsh & McLennan Cos. Inc.	164,467	4,016,284
Progressive Corp.	134,810	2,573,523
Travelers Cos. Inc.	83,540	4,506,148

Total Insurance		19,641,977

TOTAL FINANCIALS		62,686,926

HEALTH CARE - 10.4%
Health Care Providers & Services - 2.3%
UnitedHealth Group Inc.	84,310	2,754,408	*
WellPoint Inc.	48,120	3,097,965	*

Total Health Care Providers & Services		5,852,373

Pharmaceuticals - 8.1%
Abbott Laboratories	60,660	3,195,569
Johnson & Johnson	79,050	5,154,060
Merck & Co. Inc.	83,140	3,105,279
Novartis AG, ADR	81,410	4,404,281
Pfizer Inc.	146,760	2,516,934
Roche Holding AG	17,610	2,855,947

Total Pharmaceuticals		21,232,070

TOTAL HEALTH CARE		27,084,443

INDUSTRIALS - 6.6%
Aerospace & Defense - 2.0%
Raytheon Co.	91,180	5,208,202

Industrial Conglomerates - 4.6%
General Electric Co.	331,940	6,041,308
United Technologies Corp.	81,320	5,985,965

Total Industrial Conglomerates		12,027,273

TOTAL INDUSTRIALS		17,235,475

INFORMATION TECHNOLOGY - 5.6%
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	78,360	4,164,834

IT Services - 2.1%
International Business Machines Corp.	43,580	5,589,135

Software - 1.9%
Microsoft Corp.	164,860	4,825,452

TOTAL INFORMATION TECHNOLOGY		14,579,421

MATERIALS - 1.8%
Chemicals - 1.8%
Air Products & Chemicals Inc.	62,050	4,588,597

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
AT&T Inc.	135,672	3,505,764
CenturyTel Inc.	137,908	4,890,218
Verizon Communications Inc.	127,180	3,945,124

TOTAL TELECOMMUNICATION SERVICES		12,341,106

UTILITIES - 2.0%
Multi-Utilities - 2.0%
Sempra Energy	102,860	5,132,714

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $206,732,745)		255,530,979

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
Interest in $499,967,000 joint tri-party repurchase agreement dated 3/31/10 with RBS Securities Inc.; Proceeds at maturity - $5,273,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.920% due 4/5/10 to 4/23/29; Market value - $5,378,466) (Cost - $5,273,000)	0.010%	4/1/10	$5,273,000	$5,273,000

TOTAL INVESTMENTS - 100.0% (Cost - $212,005,745#)				260,803,979
Liabilities in Excess of Other Assets - 0.0%				(12,229)

TOTAL NET ASSETS - 100.0%				$260,791,750

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). Prior to April 30, 2010, the Fund was known as Legg Mason ClearBridge Variable Investors Portfolio. The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$255,530,979	—	—	$255,530,979
Short-term investment†	—	$5,273,000	—	5,273,000

Total investments	$255,530,979	$5,273,000	—	$260,803,979

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$60,379,169
Gross unrealized depreciation	(11,580,935)

Net unrealized appreciation	$48,798,234

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 26, 2010